STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Outstanding Ordinary shares [Member]	Additional paid-in capital [Member]	Accumulated other comprehensive income [Member]	Treasury shares [Member]	Accumulated deficit [Member]	Total
Balance at Dec. 31, 2012		$ 146,653		$ (1,065)	$ (136,251)	$ 9,337
Balance, shares at Dec. 31, 2012	8,898,861
Issuance of share capital
Stock based compensation		$ 58				$ 58
Net income (loss)					$ 8	8
Balance at Dec. 31, 2013		$ 146,711		$ (1,065)	(136,243)	$ 9,403
Balance, shares at Dec. 31, 2013	8,898,861
Issuance of share capital
Stock based compensation		10				$ 10
Net income (loss)					(677)	(677)
Balance at Dec. 31, 2014		146,721		$ (1,065)	$ (136,920)	$ 8,736
Balance, shares at Dec. 31, 2014	8,898,861					8,898,861
Issuance of share capital		603				$ 603
Issuance of share capital, shares	980,000
Stock based compensation		$ 120				120
Net income (loss)					$ (885)	(885)
Balance at Dec. 31, 2015		$ 147,444		$ (1,065)	$ (137,805)	$ 8,574
Balance, shares at Dec. 31, 2015	9,878,861					9,878,861